Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	Immatics N.V.
Entity Central Index Key	0001809196
Current Fiscal Year End Date	--12-31
Entity File Number	001-39363
Entity Address, Address Line One	Paul-Ehrlich-Straße 15
Entity Address, City or Town	Tübingen
Amendment Description	This Amendment No.1 to Form 20-F (this “Amendment” or “Form 20-F/A”) amends the Immatics N.V. (“Immatics” or the “Company”) Annual Report on Form 20-F for the year ended December 31, 2020 originally filed with Securities and Exchange Commission (“SEC”) on March 30, 2021 (the “Original Filing”). This Amendment restates the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2020.